FAIR VALUE OF ASSETS AND LIABILITIES - Fair value of assets that are not measured at fair value (Details) - COP ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
FAIR VALUE OF ASSETS AND LIABILITIES
Loans and advances to customers, net	$ 251,427,847	$ 237,728,544
Not measured at fair value
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	7,521,613	6,840,867
Loans and advances to customers, net	255,681,512	239,105,396
Total	263,203,125	245,946,263
Not measured at fair value | Securities issued by the Colombian Government
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	145,051	67,514
Not measured at fair value | Securities issued or secured by government entities
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	3,393,422	3,125,916
Not measured at fair value | Securities issued by other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	565,421	544,952
Not measured at fair value | Securities issued by foreign governments
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	583,841	528,255
Not measured at fair value | Corporate bonds
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	2,833,878	2,574,230
Not measured at fair value | Level 1
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	1,669,935	1,202,011
Total	1,669,935	1,202,011
Not measured at fair value | Level 1 | Securities issued by the Colombian Government
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	145,051	67,514
Not measured at fair value | Level 1 | Securities issued by other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	246,036	209,178
Not measured at fair value | Level 1 | Securities issued by foreign governments
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	275,670	150,695
Not measured at fair value | Level 1 | Corporate bonds
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	1,003,178	774,624
Not measured at fair value | Level 2
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	423,523	720,822
Total	423,523	720,822
Not measured at fair value | Level 2 | Securities issued or secured by government entities
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	46,169	49,980
Not measured at fair value | Level 2 | Securities issued by other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	56,221	280,662
Not measured at fair value | Level 2 | Securities issued by foreign governments
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	308,171	377,560
Not measured at fair value | Level 2 | Corporate bonds
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	12,962	12,620
Not measured at fair value | Level 3
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	5,428,155	4,918,034
Loans and advances to customers, net	255,681,512	239,105,396
Total	261,109,667	244,023,430
Not measured at fair value | Level 3 | Securities issued or secured by government entities
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	3,347,253	3,075,936
Not measured at fair value | Level 3 | Securities issued by other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	263,164	55,112
Not measured at fair value | Level 3 | Corporate bonds
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	$ 1,817,738	$ 1,786,986